CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 72,119	$ 57,677
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	3,826	3,389
Amortization of prepaid land leases	132	130
Amortization of intangible assets	155	279
Allowance for doubtful accounts	514	4,187
Loss on disposal of property, plant and equipment	39	48
Share of net (income) loss of equity investees	287	(2,273)
Gains on deconsolidation of a subsidiary	(4,748)	0
Share-based compensation expenses	151	325
Deferred income tax benefit	(899)	(754)
Accretion of convertible bond	115	258
Fair value adjustments of a bifurcated derivative	20	48
Gain from the derecognition of nonfinancial assets	0	(2,345)
Changes in operating assets and liabilities:
Accounts receivable	(9,041)	847
Costs and estimated earnings in excess of billings	(27,703)	(34,461)
Inventories	3,603	(44)
Advances to suppliers	(7,843)	(62)
Other receivables	11,345	3,806
Prepaid expenses and other assets	(211)	(160)
Due from related parties	9,571	6,777
Accounts payable	(7,883)	158
Deferred revenue	10,420	18,353
Accruals and other payables	9,638	3,141
Due to related parties	(2,312)	757
Income tax payable	6,275	6,806
Other tax payables	(6,092)	126
Net cash provided by operating activities	61,478	67,013
Cash flows from investing activities:
Time deposits placed with banks	(156,940)	(119,741)
Maturity of time deposits	122,854	86,215
Purchases of property, plant and equipment	(1,234)	(611)
Proceeds from disposal of property, plant and equipment	251	50
Purchases of equity method investments	(740)	(4,212)
Net cash reduced upon deconsolidation of a subsidiary	(1,878)	0
Acquisition of a subsidiary, net of cash acquired	0	(583)
Net cash used in investing activities	(37,687)	(38,882)
Cash flows from financing activities:
Proceeds from short-term bank loans	3,207	1,052
Repayments of short-term bank loans	(3,555)	(1,552)
Proceeds from long-term bank loans	332	536
Repayments of long-term bank loans	(300)	(362)
Payment of dividends	(10,862)	(7,243)
Net cash used in financing activities	(11,178)	(7,569)
Effect of foreign exchange rate changes	(8,143)	9,259
Net increase in cash, cash equivalents and restricted cash	4,470	29,821
Cash, cash equivalents and restricted cash, beginning of period	287,309	237,696
Cash, cash equivalents and restricted cash, end of period	291,779	267,517
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	270,806	231,071
Current portion of restricted cash	16,897	35,986
Non-current portion of restricted cash	4,076	460
Cash, cash equivalents and restricted cash, end of period	291,779	267,517
Supplemental cash flow data Non-Cash Investing Activities:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	431	3,823
Acquisition of equity interest with non-cash consideration	0	2,345
Disposal of shares of a subsidiary	$ 4,378	$ 0